Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Deferred tax assets
Tax losses	$ 70,040	$ 71,916
Other temporary differences	10,169	8,248
Total deferred tax assets	80,209	80,164
Deferred tax liabilities
Intangible assets	80,209	80,164
Total deferred tax liabilities	$ 80,209	$ 80,164